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                                                               File Nos. 2-98772
                                                                        811-4347

              As filed with the Securities and Exchange Commission
                                ON June 16, 2005
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No. __                                  /_/

      Post-Effective Amendment No. 111                                /X/


REGISTRATION STATEMENT UNDER THE INVESTMENT
      COMPANY ACT OF 1940

      Amendment No. 138                                               /X/


                                    GMO TRUST

               (Exact Name of Registrant as Specified in Charter)

                   40 Rowes Wharf, Boston, Massachusetts 02110
                    (Address of principal executive offices)

                                  617-330-7500
              (Registrant's telephone number, including area code)

                                 with a copy to:

       Scott Eston                                  J.B. Kittredge, Esq.
        GMO Trust                                       Ropes & Gray
     40 Rowes Wharf                                One International Place
Boston, Massachusetts  02110                     Boston, Massachusetts  02110
                    (Name and address of agents for service)


It is proposed that this filing will become effective:

     / /  Immediately upon filing pursuant to paragraph (b), or

     / /  60 days after filing pursuant to paragraph (a)(1), or

     /X/  On June 30, 2005, pursuant to paragraph (b), or

     / /  75 days after filing pursuant to paragraph (a)(2), of Rule 485.

================================================================================

NOTE: This Post-Effective Amendment No. 111 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "Securities Act"), solely to designate June 30, 2005 as the new effective date for Post-Effective Amendment No. 107 filed pursuant to Rule 485(a) under the Securities Act on April 29, 2005. Post-Effective Amendment No. 107 was initially scheduled to become effective on June 28, 2005. This Post-Effective Amendment No. 111 is not intended to amend and supersede any information contained in Post-Effective Amendment No. 107 or any prior filing relating to any other series of the Registrant.


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                                    GMO TRUST

PART A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 107 to the Registration Statement on Form N-1A of GMO Trust (the "Registrant") under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 134 to the Registrant's Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the "SEC") on April 29, 2005 ("Amendment No. 107/134").

PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 107/134 to the Registrant's Registration Statement on Form N-1A filed with the SEC on April 29, 2005.

PART C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 107/134 to the Registrant's Registration Statement on Form N-1A filed with the SEC on April 29, 2005.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940 (the "1940 Act"), the Registrant, GMO Trust, certifies that it meets all of the requirements of this Registration Statement under Rule 485(b) under the Securities Act, and has duly caused this Post-Effective Amendment No. 111 under the Securities Act and Post-Effective Amendment No. 138 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 16th day of June, 2005.

                                 GMO Trust

                                 By: SCOTT E. ESTON*
                                     -------------------------------------------
                                     Scott E. Eston
                                     Title: President; Chief Executive Officer;
                                     Principal Executive Officer


     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 111 to the GMO Trust's Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the date indicated.

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

Signatures                      Title                                     Date
----------                      -----                                     ----

SCOTT E. ESTON*                 President; Chief Executive Officer;       June 16, 2005
--------------                  Principal Executive Officer
Scott E. Eston

SUSAN RANDALL HARBERT*          Chief Financial Officer and Treasurer;    June 16, 2005
----------------------          Principal Financial and Accounting
Susan Randall Harbert           Officer

DONALD W. GLAZER*               Trustee                                   June 16, 2005
-----------------
Donald W. Glazer

JAY O. LIGHT*                   Trustee                                   June 16, 2005
-------------
Jay O. Light

W. NICHOLAS THORNDIKE*          Trustee                                   June 16, 2005
----------------------
W. Nicholas Thorndike

                                      *By: /S/ DAVID L. BOHAN
                                           ------------------
                                           David L. Bohan
                                           Attorney-in-Fact
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